Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes
24.    Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, ECARX BVI is not subject to income or capital gains taxes. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, ECARX HK is subject to Hong Kong profits tax at a rate of 16.5%. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate 8.25% whilst the remaining profits will continue to be taxed at 16.5%. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.
Mainland PRC
Under the Enterprise Income Tax Law (“EIT Law”) in mainland PRC, domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Company’s PRC subsidiaries and VIEs are subject to the statutory income tax rate at 25%, unless a preferential EIT rate is otherwise stipulated.
In November 2019, Hubei ECARX received the High and New Technology Enterprise (‘‘HNTE’’) certificate from the Hubei provincial government. This certificate entitled Hubei ECARX to enjoy a preferential income tax rate of 15% for a period of three years from 2019 to 2021 if all the criteria for HNTE status could be satisfied in the relevant year. As is stated in the Note 1(d), Hubei ECARX was deconsolidated pursuant to the Restructuring.

In December 2023, ECARX (Hubei) Tech received the HNTE certificate from the Hubei provincial government. This certificate entitled ECARX (Hubei) Tech to benefit from a preferential income tax rate of 15% for a period of three years from 2023 to 2025 if all the criteria for HNTE status is satisfied in the relevant year.
The components of income / (loss) before income taxes are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The Cayman Islands	(4,811)	(57,261)	(53,587)
British Virgin Islands	—	(2)	18,832
Hong Kong S.A.R	(53,347)	(27,262)	(17,343)
Sweden	(310)	7,015	13,969
United Kingdom	(11,164)	(348,872)	(246,423)
Americas	—	—	(26,109)
Germany	—	—	(13,291)
The PRC, excluding Hong Kong S.A.R.	(1,100,265)	(1,151,699)	(694,871)
Total	(1,169,897)	(1,578,081)	(1,018,823)
Withholding tax on undistributed dividends
Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.
The Company’s subsidiaries and VIEs located in the PRC were in accumulated loss status as of December 31, 2021, 2022 and 2023. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2022 and 2023.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or the VIEs’ earnings within the Group.
(a)Income taxes (expense) benefit
Income tax (expense) benefit recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax (expense) benefit	(6,861)	(29,065)	3,529
Deferred income tax expense	—	—	114
Total income tax (expense) benefit	(6,861)	(29,065)	3,643
(b)Tax reconciliation
Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2021, 2022, and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	10%	(17)%	4%
Effect of different tax jurisdiction	(1)%	2%	2%
Change in tax rate	—%	—%	18%
Prior year return-to-provision true up	—%	—%	(2)%
Non-deductible expenses	5%	40%	4%
Research and development expenses additional deduction	(6)%	(5)%	(6)%
Change in valuation allowance	17%	7%	5%
Actual income tax expense	—%	2%	—%
According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiary and the VIEs for the years from 2018 to 2023 are open to examination by the PRC tax authorities.
(c)Deferred taxes
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Inventories	7,654	3,006
Allowance for doubtful accounts	2,049	2,089
Intangible assets	268,381	218,328
Property and equipment	—	1,093
Contract cost assets	—	6,966
Accrued product warranties	23,037	19,883
Accrued salaries and benefits	10,961	2,360
Accrued expenses and other liabilities	14,494	20,340
Unrealized investment loss of equity method investments	7,326	—
Donation	503	302
Government grants	—	12,198
Operating lease liabilities	22,781	26,634
Net operating loss carryforwards	201,812	303,198
Total deferred tax assets	558,998	616,397
Less: valuation allowance	(537,172)	(582,644)
Deferred tax assets, net of valuation allowance	21,826	33,753

Deferred tax liabilities:
Operating lease right-of-use assets	(21,826)	(23,904)
Property and equipment	—	(1,580)
Unrealized investment gain of equity method investments	—	(8,151)
Total deferred tax liabilities	(21,826)	(33,635)
Net deferred tax assets	—	118
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	362,371	550,520	537,172
Increase during the year	188,149	121,245	45,472
Reversal of net operating loss carryforwards due to the Restructuring	—	(134,593)	—
Balance as of December 31	550,520	537,172	582,644
Net deferred tax assets are included in other non-current assets – third parties on consolidated balance sheets.
Net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC do not expire. As of December 31, 2022 and 2023, the balance of net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC amounted to RMB87,051 and RMB302,595, respectively.
As of December 31, 2023, the net operating loss carryforwards by the PRC companies will expire during the period from year 2026 to year 2033, if unused by the following year-end:

Year ending December 31,	Amount
RMB
2026	7,450
2027	145,626
2028	112,976
2031	668
2032	571,961
2033	601,622
Total	1,440,303
The recoverability of these net operating loss carryforwards is evaluated by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Company does not consider it more-likely-than-not that a deferred tax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established, and it is subsequently determined that it is more-likely-than-not that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in the consolidated statements of comprehensive loss.
As of December 31, 2023, the valuation allowances were related to the deferred income tax assets of subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.